Statements of Consolidated Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated other comprehensive (loss) income [Member]	Retained Earnings [Member]	Noncontrolling interests [Member]
Beginning balance at Dec. 31, 2010	$ 15,680	$ 778	$ 8,376	$ 1,108	$ 3,047	$ 2,371
Beginning balance, shares at Dec. 31, 2010		493
Statement Of Stockholders Equity [Abstract]
Net income (loss)	938				332	606
Other comprehensive income (loss)	(456)			(456)
Dividends paid	(596)				(494)	(102)
Stock based awards and related share issuances	135	3	132
Stock based awards and related share issuances, shares		2
Shares issued in exchange for exchangeable shares		3	(3)
Ending balance at Dec. 31, 2011	15,701	784	8,505	652	2,885	2,875
Ending balance, shares at Dec. 31, 2011		495
Statement Of Stockholders Equity [Abstract]
Net income (loss)	2,111				1,802	309
Other comprehensive income (loss)	(161)			(162)		1
Dividends paid	(695)				(695)
Conversion premium on convertible notes	(172)		(172)
Acquisition of noncontrolling interests	(10)					(10)
Stock based awards and related share issuances	98	3	95
Stock based awards and related share issuances, shares		2
Shares issued in exchange for exchangeable shares	(1)		(1)
Ending balance at Dec. 31, 2012	16,871	787	8,427	490	3,992	3,175
Ending balance, shares at Dec. 31, 2012		497
Statement Of Stockholders Equity [Abstract]
Net income (loss)	(2,795)				(2,534)	(261)
Other comprehensive income (loss)	(671)			(672)		1
Dividends paid	(612)				(610)	(2)
Sale of noncontrolling interests, net	51		48			3
Stock based awards and related share issuances	65	2	63
Stock based awards and related share issuances, shares		1
Ending balance at Dec. 31, 2013	$ 12,909	$ 789	$ 8,538	$ (182)	$ 848	$ 2,916
Ending balance, shares at Dec. 31, 2013		498